Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 161.8%   (98.8% of Total Investments)
X
4,770,242,185 MUNICIPAL BONDS - 159.9% (97.6% of Total Investments)
X 4,770,242,185
Alabama - 2.4% (1.5% of Total Investments)
$ 3,645 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   $ 3,705,580
5,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 A-   5,018,350
7,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 2/01/53, (Mandatory
Put 6/01/29)
3/29 at 100.15 A1   8,048,025
30,730 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds,
Series 2016A, 5.000%, 9/01/46
No Opt. Call A2   32,311,980
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   8,150,301
The Improvement District of the City of Mobile -
McGowin Park Project, Alabama, Sales Tax Revenue
Bonds, Series 2016A:
1,000 5.250%, 8/01/30 8/26 at 100.00 N/R   960,210
1,300 5.500%, 8/01/35 8/26 at 100.00 N/R   1,226,615
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
3,204 4.500%, 5/01/32, 144A 2021 2021 5/29 at 100.00 N/R   2,930,690
4,220 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   3,772,511
6,270 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/44
9/29 at 100.00 AA-   6,349,441
70,969 Total Alabama 72,473,703
Alaska - 0.6% (0.4% of Total Investments)
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
4,490 4.000%, 6/01/41 6/31 at 100.00 A-   4,314,262
8,100 4.000%, 6/01/50 6/31 at 100.00 BBB+   7,394,895
1,220 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%,
6/01/50
6/31 at 100.00 BBB-   1,213,912
35,615 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%,
6/01/66
6/31 at 30.73 N/R   4,737,507
49,425 Total Alaska 17,660,576
Arizona - 2.2% (1.4% of Total Investments)
1,475 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB   1,397,327
6,290 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB+   5,902,096

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 N/R   $ 3,370,188
3,142 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R   2,419,491
4,885 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project,
Series 2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB-   4,350,532
1,350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56, 144A
7/31 at 100.00 BB+   1,025,149
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
1,730 5.000%, 7/01/49, 144A 7/29 at 100.00 Ba2   1,637,773
1,975 5.000%, 7/01/54, 144A 7/29 at 100.00 Ba2   1,844,749
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/47
7/26 at 100.00 Baa3   811,840
Phoenix Civic Improvement Corporation, Arizona,
Revenue Bonds, Civic Plaza Expansion Project, Series
2005B:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA   7,559,880
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA   11,067,896
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2016A:
620 5.000%, 7/01/35, 144A 7/25 at 100.00 BB   623,224
1,025 5.000%, 7/01/46, 144A 7/25 at 100.00 BB   976,056
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
1,130 5.250%, 7/01/36 7/26 at 100.00 BB-   1,139,560
1,850 5.375%, 7/01/46 7/26 at 100.00 BB-   1,826,819
2,135 5.500%, 7/01/51 7/26 at 100.00 BB-   2,119,735
2,920 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   2,952,266
885 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   892,868
3,050 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   3,164,772
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
6,820 5.000%, 12/01/32 No Opt. Call BBB+   7,445,257
2,365 5.000%, 12/01/37 No Opt. Call BBB+   2,508,674
2,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A2   2,018,940
64,462 Total Arizona 67,055,092

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.3% (0.2% of Total Investments)
Arkansas Development Finance Authority, Tobacco
Settlement Revenue Bonds, Arkansas Cancer Research
Center Project, Series 2006:
$ 2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call Aa2   $ 1,552,226
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call Aa2   6,996,377
23,115 Total Arkansas 8,548,603
California - 13.0% (7.9% of Total Investments)
6,135 Alhambra Unified School District, Los Angeles County, California,
General Obligation Bonds, Capital Appreciation Series 2009B,
0.000%, 8/01/30 - AGC Insured
No Opt. Call AA   4,949,411
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
6,820 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (5) 4,665,153
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   3,668,351
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 BBB   4,130,340
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 -
BAM Insured
11/31 at 100.00 Aa3   2,863,702
5,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38, (Pre-refunded
4/01/23)
4/23 at 100.00 A1  (5) 5,022,450
7,325 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-
1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   5,244,041
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R   1,425,680
1,430 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   1,320,262
455 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   467,326
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   9,160,508
5,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49 (6)
No Opt. Call AAA   6,198,350
12,940 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49, (UB) (6)
No Opt. Call AAA   16,041,330
10,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2021V-2, 5.000%, 4/01/51, (UB) (6)
No Opt. Call AAA   12,437,400
8,300 California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45, (UB) (6)
No Opt. Call AAA   10,229,252
1,600 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A+  (5) 1,617,056
6,665 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (6)
8/25 at 100.00 AA-   6,872,881
5,000 California Health Facilities Financing Authority, Revenue Bonds, Sutter
Health, Series 2013A, 5.000%, 8/15/52, (Pre-refunded 8/15/23)
8/23 at 100.00 A  (5) 5,074,050

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
$ 3,065 5.000%, 7/01/31, 144A 7/26 at 100.00 BB   $ 3,088,754
1,000 5.000%, 7/01/36, 144A 7/26 at 100.00 BB   985,550
555 5.000%, 7/01/41, 144A 7/26 at 100.00 BB   526,173
195 5.000%, 7/01/46, 144A 7/26 at 100.00 BB   178,879
California Municipal Finance Authority, Education
Revenue Bonds,  American Heritage Foundation Project,
Series 2016A:
260 5.000%, 6/01/36 6/26 at 100.00 BBB-   267,743
435 5.000%, 6/01/46 6/26 at 100.00 BBB-   440,846
3,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   3,088,710
5,425 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3   5,507,948
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB-   2,069,414
735 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/46, 144A
6/26 at 100.00 N/R   693,759
715 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/36, 144A
6/25 at 100.00 N/R   708,772
570 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2017A, 5.125%,
6/01/47, 144A
6/26 at 100.00 N/R   545,889
80 California State, General Obligation Bonds, Series 2002, 5.000%,
10/01/32 - NPFG Insured
3/23 at 100.00 AA-   80,164
5 California State, General Obligation Bonds, Series 2004, 5.000%,
4/01/31 - AMBAC Insured
3/23 at 100.00 AA-   5,010
10,945 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB   11,008,481
65,680 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   65,815,301
7,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB   7,228,109
4,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
4.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 AA-  (5) 4,097,080
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
25 5.750%, 7/01/30 (4),(7) 1/22 at 100.00 N/R   25,155
73 5.750%, 7/01/35 (4),(7) 1/22 at 100.00 N/R   72,599
5,000 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured,
(ETM)
No Opt. Call Baa2  (5) 4,712,650
5,330 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   3,808,765

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/33 - AGM Insured
No Opt. Call A1   $ 2,429,693
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call Aa3   7,189,944
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1, 3.600%, 5/01/47, 144A
5/32 at 100.00 N/R   1,660,680
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2, 4.000%, 6/01/58, 144A
6/31 at 100.00 N/R   4,061,450
4,750 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1, 3.400%, 10/01/46, 144A
10/31 at 100.00 N/R   3,741,243
20,985 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R   15,328,913
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2, 3.000%, 12/01/56
12/31 at 100.00 N/R   3,566,900
2,475 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,786,480
12,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   9,954,000
El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010
Series 2011A:
2,615 6.900%, 8/01/31 - AGM Insured 8/28 at 100.00 A1   3,087,818
3,600 7.050%, 8/01/34 - AGM Insured 8/28 at 100.00 A1   4,245,516
Foothill/Eastern Transportation Corridor Agency,
California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2015A:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call BBB+   2,770,178
5,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB+   3,326,750
Foothill/Eastern Transportation Corridor Agency,
California, Toll Road Revenue Bonds, Refunding Series
2013A:
910 0.000%, 1/15/42 (8) 1/31 at 100.00 Baa2   1,001,746
6,610 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (5) 6,838,243
4,595 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 Baa2   3,986,530
17,290 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   2,185,975
1,825 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   1,941,380
Kern Community College District, California, General
Obligation Bonds, Safety, Repair & Improvement,
Election 2002 Series 2006:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call AA   5,360,600

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call AA   $ 5,408,126
1,090 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
3/23 at 100.00 AA   1,091,995
7,575 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (8)
8/35 at 100.00 AA   7,060,279
3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   4,159,843
Oceanside Unified School District, San Diego
County, California, General Obligation Bonds, Capital
Appreciation, 2008 Election Series 2009A:
3,960 0.000%, 8/01/26 - AGC Insured No Opt. Call Aa3   3,625,736
605 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 557,659
270 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 248,872
540 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 497,745
530 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 488,528
1,715 0.000%, 8/01/28 - AGC Insured No Opt. Call Aa3   1,482,086
225 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 197,708
170 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 149,379
110 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 96,657
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 N/R   3,924,837
Palo Alto, California, Certificates of Participation, Public
Safety Building, Series 2021:
2,560 2.000%, 11/01/42 11/30 at 100.00 AA+   1,785,779
1,940 2.125%, 11/01/44 11/30 at 100.00 AA+   1,343,877
3,700 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call BBB-   3,440,556
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB-   9,346,557
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/30 - AMBAC Insured
No Opt. Call A+   7,200,133
670 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (5) 677,558
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
480 5.000%, 9/01/40 9/25 at 100.00 N/R   490,613
905 5.000%, 9/01/46 9/25 at 100.00 N/R   920,539
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2013B, 5.000%, 5/01/43
5/23 at 100.00 A+   4,014,400
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
2,680 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (5) 2,825,604
8,275 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (5) 8,724,581
3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call AAA   2,790,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 -
AGM Insured
No Opt. Call AA   $ 2,856,979
5,690 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42
8/25 at 41.10 A3   2,101,715
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
2,455 6.250%, 7/01/24 No Opt. Call Baa2   2,540,606
2,455 6.250%, 7/01/24, (ETM) No Opt. Call Baa2  (5) 2,540,188
3,500 Saugus Union School District, Los Angeles County, California, General
Obligation Bonds, Series 2006, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call A+   3,453,030
605 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   633,423
476,208 Total California 387,483,641
Colorado - 10.3% (6.3% of Total Investments)
4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   3,324,932
850 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R   819,562
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
883 5.500%, 12/01/36 3/23 at 102.00 N/R   890,559
1,175 5.750%, 12/01/46 3/23 at 102.00 N/R   1,181,709
700 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A,
5.000%, 12/01/47
3/23 at 103.00 N/R   670,502
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
3/23 at 103.00 N/R   3,407,477
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
3/23 at 103.00 N/R   1,688,749
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
1,140 5.000%, 12/01/37, 144A 3/23 at 103.00 N/R   1,099,416
5,465 5.000%, 12/01/47, 144A 3/23 at 103.00 N/R   5,069,006
1,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   1,314,240
195 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB+  (5) 198,576
1,200 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
3/23 at 103.00 N/R   1,144,692
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+   800,776

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+   $ 1,189,092
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 A+   3,337,341
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+   1,451,853
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
2,460 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (5) 2,730,010
23,470 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (5) 26,046,067
5,755 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 Baa1   5,419,886
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/50
12/27 at 103.00 A-   4,181,954
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013:
765 5.500%, 6/01/33, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (5) 772,061
1,575 5.625%, 6/01/43, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (5) 1,590,167
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
1,410 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 1,496,687
2,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 2,122,960
5,870 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 6,230,887
6,920 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 7,345,442
2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB-   1,935,692
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds,
Class I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 AAA   10,353,944
4,105 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   4,099,376
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   559,716
1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 5.250%, 12/01/47
3/23 at 103.00 N/R   1,435,748
1,262 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 5.250%, 12/01/47
3/23 at 103.00 N/R   1,219,445
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R   500,445
10,640 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   10,763,424

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 445 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   $ 451,617
2,190 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   2,225,478
11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   5,407,155
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 1997B:
35,995 0.000%, 9/01/23 - NPFG Insured No Opt. Call A   35,401,803
6,525 0.000%, 9/01/26 - NPFG Insured No Opt. Call A   5,912,498
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
17,030 0.000%, 9/01/25 - NPFG Insured No Opt. Call A   15,857,314
10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   7,430,614
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   30,699,901
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Series 2004A:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call A   17,602,200
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   1,007,248
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call A   4,773,370
5,575 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   5,667,880
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R   562,718
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 N/R   481,240
Lambertson Farms Metropolitan District 1, Colorado,
Revenue Bonds, Refunding & Improvement Series 2015:
1,005 5.750%, 12/15/46 (4) 12/23 at 100.00 N/R   676,365
5,355 6.000%, 12/15/50 (4) 12/23 at 100.00 N/R   3,619,391
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
3/23 at 101.00 N/R   500,010
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 N/R   852,690
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 A2   4,588,002
North Range Metropolitan District 2, Adams County,
Colorado , Limited Tax General Obligation Bonds,
Refunding Special Revenue & Improvement Series
2017A:
1,000 5.625%, 12/01/37 3/23 at 103.00 N/R   1,016,220
1,000 5.750%, 12/01/47 3/23 at 103.00 N/R   1,011,990
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
3,380 5.000%, 12/01/39 12/24 at 103.00 N/R   3,301,753
6,900 5.000%, 12/01/49 12/24 at 103.00 N/R   6,382,086
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
660 5.000%, 12/01/36 12/26 at 100.00 Baa3   681,806
1,060 5.000%, 12/01/46 12/26 at 100.00 Baa3   1,078,826

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 660 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   $ 680,981
1,335 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41, 144A
3/26 at 103.00 N/R   1,250,855
2,760 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   2,759,807
1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   1,184,190
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
1,310 5.375%, 12/01/37 12/23 at 103.00 N/R   1,314,061
2,765 5.500%, 12/01/47 12/23 at 103.00 N/R   2,730,603
5,050 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 3.000%,
7/15/37
1/31 at 100.00 Baa1   4,362,493
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   1,164,530
930 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/46
3/23 at 102.00 N/R   888,782
1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%,
12/01/37
3/23 at 103.00 N/R   995,750
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series
2019A:
1,000 5.000%, 12/01/38 12/24 at 103.00 N/R   973,950
570 5.000%, 12/01/49 12/24 at 103.00 N/R   537,071
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 4.250%, 12/01/50
12/25 at 102.00 N/R   614,685
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R   2,526,270
450 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R   385,061
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (8)
3/26 at 103.00 N/R   379,735
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 N/R   739,116
3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 AA   3,564,541
8,260 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   7,912,337
345,310 Total Colorado 308,547,386

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 5.1% (3.1% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds,
Series 2014A:
$ 2,345 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 A1   $ 2,429,443
1,600 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 A1   1,651,104
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 A1   2,947,308
Bridgeport, Connecticut, General Obligation Bonds,
Series 2017A:
1,470 5.000%, 11/01/36 11/27 at 100.00 A3   1,592,289
750 5.000%, 11/01/37 11/27 at 100.00 A3   809,640
2,175 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A   2,215,520
2,545 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Refunding Series 2016L-1, 4.000%, 7/01/46
7/26 at 100.00 A2   2,444,422
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB   1,102,981
5,570 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A-   5,730,026
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church
Home of Hartford Inc. Project, Series 2016A:
590 5.000%, 9/01/46, 144A 9/26 at 100.00 BB   546,853
740 5.000%, 9/01/53, 144A 9/26 at 100.00 BB   671,313
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
10/24 at 104.00 BB   2,478,120
1,915 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3   1,960,749
1,125 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R  (5) 1,132,301
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
1,270 4.000%, 7/01/41 7/29 at 100.00 Baa2   1,164,831
3,370 4.000%, 7/01/49 7/29 at 100.00 Baa2   2,977,968
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series
2015L:
8,080 4.125%, 7/01/41 7/25 at 100.00 A-   8,066,830
7,030 5.000%, 7/01/45 7/25 at 100.00 A-   7,199,915
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Series 2016M:
500 5.000%, 7/01/34 7/26 at 100.00 A-   531,520
1,250 5.000%, 7/01/36 7/26 at 100.00 A-   1,312,637
6,145 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A3   6,420,419
4,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+   3,687,182
2,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 BBB-   2,265,120
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,610 5.000%, 7/01/32 7/24 at 100.00 AA-   2,691,458

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 2,740 5.000%, 7/01/33 7/24 at 100.00 AA-   $ 2,823,296
900 5.000%, 7/01/34 7/24 at 100.00 AA-   926,208
5,580 Connecticut Health and Educational Facilities Authoroity, Revneue
Bonds, Connecticut State University System, Series 2013N, 5.000%,
11/01/31, (Pre-refunded 11/01/23)
11/23 at 100.00 AA-  (5) 5,686,634
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 AA-   3,634,225
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 AA-   2,797,610
3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 AA-   4,086,263
Connecticut State, General Obligation Bonds, Series
2018A:
3,500 5.000%, 4/15/35, (UB) (6) 4/28 at 100.00 AA-   3,883,460
5,000 5.000%, 4/15/38, (UB) (6) 4/28 at 100.00 AA-   5,423,850
3,855 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 Aa3   3,919,340
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 Aa3   1,458,715
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
5,300 5.000%, 9/01/33 9/26 at 100.00 Aa3   5,762,372
1,075 5.000%, 9/01/34 9/26 at 100.00 Aa3   1,164,031
3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 Aa3   3,637,445
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 A1  (5) 520,195
1,000 5.000%, 8/15/31, (Pre-refunded 8/15/24) 8/24 at 100.00 A1  (5) 1,040,390
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
3/23 at 100.00 A1   55,071
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
8/24 at 100.00 AA   231,608
2,315 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   2,317,685
10,015 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 AA  (5) 10,477,393
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 Aa3   2,528,467
870 Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%,
8/15/28 - AGC Insured
3/23 at 100.00 Aa3   871,975
1,055 Milford, Connecticut, General Obligation Bonds, Series 2018, 4.000%,
11/01/37
11/24 at 100.00 AA+   1,070,435
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 BBB+   1,658,423
985 New Haven, Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 8/01/33, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 BBB+  (5) 1,022,322

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
New Haven, Connecticut, General Obligation Bonds,
Series 2015:
$ 790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 BBB+   $ 838,853
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 BBB+   1,718,059
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 BBB+   526,405
New Haven, Connecticut, General Obligation Bonds,
Series 2017A:
1,045 5.000%, 8/01/35 8/27 at 100.00 BBB+   1,116,572
1,425 5.000%, 8/01/36 8/27 at 100.00 BBB+   1,514,547
900 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1   934,884
795 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-
refunded 8/01/24)
8/24 at 100.00 AA-  (5) 826,315
2,220 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-Second Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 AA-   2,363,723
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 Aa2   505,310
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R   1,018,234
1,500 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 A2   1,511,895
1,005 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 BBB   1,115,912
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 A+   2,525,650
760 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 A+   777,609
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 A+   2,424,038
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA-   473,418
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA-   414,777
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA-   648,283
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA-   472,376
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA-   471,856
149,250 Total Connecticut 153,226,078
Delaware - 0.1% (0.1% of Total Investments)
Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover
LLC Delaware State University Project, Series 2018A:
2,585 5.000%, 7/01/53 1/28 at 100.00 BB-   2,464,616
1,000 5.000%, 7/01/58 1/28 at 100.00 BB-   943,100
3,585 Total Delaware 3,407,716
District of Columbia - 3.5% (2.2% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
2/23 at 100.00 BB-   3,744,317
1,100 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call BBB   1,131,922

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 186,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/23 at 23.86 N/R   $ 44,145,240
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at
Rock Creek Project, Series 2017A, 5.000%, 7/01/42
7/24 at 103.00 N/R   1,354,725
3,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/44
10/28 at 100.00 A   3,191,130
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital Improvement Projects, Refunding
Second Senior Lien Series 2022A:
17,595 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 A1   12,711,332
20,135 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 A1   15,200,918
11,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (5) 12,626,350
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   11,478,700
254,110 Total District of Columbia 105,584,634
Florida - 4.0% (2.4% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R   975,784
1,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/50,
144A
7/26 at 100.00 N/R   941,590
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
1,290 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R   1,319,063
1,045 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R   1,061,553
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
1,290 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   984,102
1,250 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   939,088
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
1,065 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1   1,088,196
1,470 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1   1,485,964
3,788 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   795,486
Capital Trust Agency, Florida, Revenue Bonds,
Renaissance Charter School Project, Series 2017A:
6,050 5.125%, 6/15/37, 144A 6/27 at 100.00 N/R   6,022,230
1,885 5.250%, 6/15/47, 144A 6/27 at 100.00 N/R   1,826,942
880 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37, 144A
10/27 at 100.00 Ba1   874,500
735 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49, 144A
10/27 at 100.00 Ba1   694,604
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   4,931,847

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,025 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   $ 1,064,175
1,480 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (5) 1,519,753
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1
Project, Series 2016A-1:
240 5.250%, 11/01/37 11/28 at 100.00 N/R   243,929
305 5.600%, 11/01/46 11/28 at 100.00 N/R   309,477
Davie, Florida, Educational Facilities Revenue Bonds,
Nova Southeastern University Project, Series 2013A:
3,445 6.000%, 4/01/42, (Pre-refunded 4/01/23) 4/23 at 100.00 A3  (5) 3,465,050
1,720 5.625%, 4/01/43, (Pre-refunded 4/01/23) 4/23 at 100.00 A3  (5) 1,729,030
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
280 5.250%, 5/01/35 5/26 at 100.00 N/R   282,963
315 5.300%, 5/01/36 5/26 at 100.00 N/R   318,808
475 5.500%, 5/01/45 5/26 at 100.00 N/R   478,263
655 5.500%, 5/01/46 5/26 at 100.00 N/R   658,832
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
255 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R   260,896
665 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R   674,310
415 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.000%, 6/15/37, 144A
6/26 at 100.00 N/R   424,595
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Upper School Project, Series 2017C:
2,375 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   2,420,244
3,735 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   3,767,569
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
2,075 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   2,020,614
1,335 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   1,291,986
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
4,330 5.000%, 6/15/50 6/27 at 100.00 BBB   4,273,667
3,405 5.000%, 6/15/55 6/27 at 100.00 BBB   3,314,631
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
3,090 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   3,142,839
3,450 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   3,481,774
550 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   559,801
4,380 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.125%, 6/15/47, 144A
6/27 at 100.00 N/R   4,049,529

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter
Educational Foundation Inc. Projects, Series 2016A:
$ 1,485 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R   $ 1,546,924
4,350 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R   4,486,808
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 Aaa   3,732,596
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R   1,421,339
2,215 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   1,960,364
625 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37,
144A
5/27 at 100.00 N/R   629,481
4,140 Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%,
11/15/45, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R  (5) 4,331,599
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
1,080 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R   1,073,196
1,920 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R   1,871,885
5,965 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 BBB+   6,044,991
2,130 Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%,
7/01/46
7/27 at 100.00 BB+   1,805,111
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+   5,079,250
4,785 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.350%, 8/01/35
8/26 at 100.00 N/R   4,885,676
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
2,890 5.000%, 10/01/49 10/29 at 100.00 BBB-   2,950,517
3,345 4.000%, 10/01/54 10/29 at 100.00 BBB-   2,966,580
2,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/47
11/32 at 100.00 BBB-   2,073,920
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   801,471
220 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1   172,597
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
2, Series 2016:
170 4.750%, 11/01/28 11/27 at 100.00 N/R   172,159
375 5.375%, 11/01/36 11/27 at 100.00 N/R   381,480
905 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 N/R   920,331

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 185 Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health
System - St. Joseph's Hospital, Series 1993, 5.125%, 12/01/23 - NPFG
Insured, (ETM)
3/23 at 100.00 N/R  (5) $ 190,963
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   5,139,071
123,958 Total Florida 118,331,993
Georgia - 3.8% (2.3% of Total Investments)
15,870 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Transmission Corporation Vogtle Project,
Series 2012, 2.750%, 1/01/52
5/31 at 100.00 A1   11,136,138
5,775 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017C, 4.125%, 11/01/45
2/28 at 100.00 BBB   5,414,467
11,255 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   10,552,350
5,535 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 A2   5,321,460
10,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1   9,539,100
15,305 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (5) 16,268,450
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
2,680 3.950%, 12/01/43 6/27 at 100.00 AAA   2,643,820
4,085 4.000%, 12/01/48 6/27 at 100.00 AAA   4,016,780
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A:
2,215 4.350%, 12/01/43, (UB) (WI/DD, Settling 2/14/23) 6/32 at 100.00 AAA   2,231,147
3,000 4.550%, 12/01/48, (UB) (WI/DD, Settling 2/14/23) 6/32 at 100.00 AAA   3,029,760
1,300 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%,
6/15/37, 144A
6/27 at 100.00 N/R   1,333,137
7,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   6,749,610
4,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3   3,824,680
10,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   10,096,900
Municipal Electric Authority of Georgia, Plant Vogtle
Units 3 & 4 Project J Bonds, Series 2019A:
5,630 5.000%, 1/01/49 7/28 at 100.00 BBB+   5,790,061
4,000 5.000%, 1/01/59 7/28 at 100.00 BBB+   4,081,640
10,090 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 A3   10,327,418
117,740 Total Georgia 112,356,918
Guam - 0.4% (0.3% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB   1,522,935

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
$ 1,335 5.000%, 7/01/36 7/27 at 100.00 Baa2   $ 1,386,785
1,665 5.000%, 7/01/40 7/27 at 100.00 Baa2   1,708,190
3,695 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (5) 3,741,631
4,770 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2   4,910,190
12,965 Total Guam 13,269,731
Hawaii - 0.4% (0.2% of Total Investments)
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   1,335,090
5,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1   5,036,800
170 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   171,034
5,075 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40
7/25 at 100.00 AA-   5,078,654
11,745 Total Hawaii 11,621,578
Idaho - 0.9% (0.6% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds,
Kootenai Health Project, Series 2014:
3,300 4.375%, 7/01/34 7/24 at 100.00 A   3,346,629
12,495 4.750%, 7/01/44 7/24 at 100.00 A   12,611,828
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+   1,271,225
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Gem Prep Meridian North LLC,
Series 2020A:
500 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R   431,830
1,415 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R   1,168,832
12,055 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   9,125,997
31,015 Total Idaho 27,956,341
Illinois - 24.5% (14.9% of Total Investments)
675 Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2013A, 5.000%, 1/01/25, (Pre-refunded
7/01/23)
7/23 at 100.00 A2  (5) 682,142
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   70,397,761
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 A   1,006,970
5,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
3/23 at 100.00 BB   5,244,528
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB   9,264,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017H:
$ 5,835 5.000%, 12/01/36 12/27 at 100.00 BB   $ 5,956,543
4,940 5.000%, 12/01/46 12/27 at 100.00 BB   4,958,574
6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB   6,048,218
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB   41,495,295
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB   15,769,990
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   21,490,620
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call BB   1,040,947
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,405 4.000%, 12/01/50 12/29 at 100.00 A+   1,310,528
2,000 5.000%, 12/01/55 12/29 at 100.00 A+   2,090,480
12,215 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   12,445,864
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2022B:
2,565 4.500%, 1/01/56 1/31 at 100.00 A+   2,614,633
5,000 5.250%, 1/01/56 1/31 at 100.00 A+   5,431,050
1,355 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/39
1/32 at 100.00 Baa3   1,479,633
Chicago, Illinois, General Obligation Bonds, City
Colleges, Series 1999:
1,500 0.000%, 1/01/31 - NPFG Insured No Opt. Call Baa2   1,118,460
32,670 0.000%, 1/01/32 - FGIC Insured No Opt. Call Baa2   23,328,993
12,360 0.000%, 1/01/37 - FGIC Insured No Opt. Call Baa2   6,749,549
2,500 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/33
1/24 at 100.00 Baa3   2,513,825
17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   18,769,571
2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB   2,645,768
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 A   3,033,210
10,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/43
12/23 at 100.00 BBB   10,039,200
Illinois Educational Facilities Authority, Revenue Bonds,
Field Museum of Natural History, Series 2002.RMKT:
2,500 4.450%, 11/01/36 11/25 at 102.00 A2   2,608,975
3,400 5.500%, 11/01/36 11/23 at 100.00 A   3,478,744
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
1,700 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R   1,760,333
115 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R   119,095

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
$ 3,835 4.000%, 10/01/50 10/30 at 100.00 BBB+   $ 3,280,306
5,190 4.000%, 10/01/55 10/30 at 100.00 BBB+   4,358,562
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
37,655 4.000%, 2/15/41 2/27 at 100.00 Aa2   37,713,365
1,755 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (5) 1,864,161
80 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (5) 84,976
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
1,485 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (5) 1,544,474
19,025 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (5) 19,786,952
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   3,399,640
10,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47, (UB)
(6)
8/32 at 100.00 AA-   10,855,600
12,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   12,108,000
1,435 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A   1,452,163
Illinois Finance Authority, Revenue Bonds, Rosalind
Franklin University Research Building Project, Series
2017C:
1,000 5.000%, 8/01/42 8/27 at 100.00 BBB+   1,014,290
1,000 5.000%, 8/01/46 8/27 at 100.00 BBB+   1,008,870
1,000 5.000%, 8/01/47 8/27 at 100.00 BBB+   1,009,370
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   576,722
6,140 5.000%, 8/15/44 8/25 at 100.00 A3   6,167,384
10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (UB) (6)
8/32 at 100.00 AA-   10,711,400
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
17,765 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R  (5) 19,000,023
2,235 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA-   2,347,733
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 Aaa   4,045,942
3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 BB+   3,761,829
Illinois State, General Obligation Bonds, December
Series 2017A:
11,800 5.000%, 12/01/38 12/27 at 100.00 BBB+   12,220,906
1,330 5.000%, 12/01/39 12/27 at 100.00 BBB+   1,372,507
Illinois State, General Obligation Bonds, February Series
2014:
3,275 5.000%, 2/01/24 No Opt. Call BBB+   3,344,790
1,575 5.250%, 2/01/34 2/24 at 100.00 BBB+   1,598,168
7,500 5.000%, 2/01/39 2/24 at 100.00 BBB+   7,558,875

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 BBB+   $ 5,437,380
Illinois State, General Obligation Bonds, May Series 2014:
510 5.000%, 5/01/36 5/24 at 100.00 BBB+   516,263
1,915 5.000%, 5/01/39 5/24 at 100.00 BBB+   1,933,097
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   4,845,166
13,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/41
11/26 at 100.00 BBB+   13,474,824
31,460 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   33,613,122
2,040 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB+   2,199,365
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
4.000%, 11/01/35
11/29 at 100.00 BBB+   5,004,700
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 BBB+   5,306,100
Illinois State, General Obligation Bonds, Series 2013:
2,000 5.250%, 7/01/31 7/23 at 100.00 BBB+   2,015,320
4,140 5.500%, 7/01/38 7/23 at 100.00 BBB+   4,165,875
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2013A:
5,000 5.000%, 1/01/35 3/23 at 100.00 AA-   5,010,800
5,590 5.000%, 1/01/38 3/23 at 100.00 AA-   5,600,397
18,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   19,701,396
20,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   22,133,802
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   542,916
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
18,325 4.000%, 6/15/50 12/29 at 100.00 BBB   16,384,383
7,290 5.000%, 6/15/50 12/29 at 100.00 BBB   7,407,879
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
2,910 4.000%, 12/15/42 12/31 at 100.00 BBB   2,729,114
4,500 4.000%, 6/15/52 12/31 at 100.00 BBB   3,985,155
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2015A:
2,890 0.000%, 12/15/52 No Opt. Call BBB   612,651
5,185 5.000%, 6/15/53 12/25 at 100.00 BBB   5,210,510
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
25,000 0.000%, 6/15/44 - AGM Insured No Opt. Call BBB   9,478,750
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   15,520,896
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call BBB   3,409,000
8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call Baa2   7,299,075

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
$ 18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call Baa2   $ 17,028,113
20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call BBB   12,037,824
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call Baa2   4,809,268
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   430,757
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,874,474
2,615 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call Aa3   3,188,600
7,025 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (5) 7,276,144
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call Baa2   3,680,120
12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 A1   12,606,241
6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 -
AGM Insured
No Opt. Call Aa3   6,087,963
794,582 Total Illinois 729,638,307
Indiana - 2.4% (1.4% of Total Investments)
2,650 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2   2,580,199
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa1   12,166,655
10,425 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded
5/01/23)
5/23 at 100.00 A2  (5) 10,491,824
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   18,496,880
Indianapolis Local Public Improvement Bond Bank,
Indiana, Series 1999E:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA-   9,232,400
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call AA-   17,394,600
73,090 Total Indiana 70,362,558
Iowa - 1.2% (0.7% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   11,104,784
10,045 5.000%, 12/01/50 12/29 at 103.00 BBB-   10,114,110
5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
8/23 at 102.00 N/R   4,530,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 36,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   $ 4,727,855
4,315 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   4,317,805
67,770 Total Iowa 34,794,629
Kansas - 0.4% (0.2% of Total Investments)
1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+   972,590
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
3,390 5.000%, 9/01/27 9/25 at 100.00 N/R   3,236,230
2,380 5.750%, 9/01/32 9/25 at 100.00 N/R   2,225,038
2,575 6.000%, 9/01/35 9/25 at 100.00 N/R   2,406,621
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,437,350
11,845 Total Kansas 11,277,829
Kentucky - 2.0% (1.2% of Total Investments)
5,800 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 BBB-   5,960,834
10,140 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB-   10,561,723
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
4,345 5.000%, 7/01/37 7/25 at 100.00 Baa2   4,387,407
17,515 5.000%, 1/01/45 7/25 at 100.00 Baa2   17,378,733
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project,
Convertible Capital Appreciation First Tier Series 2013C:
4,360 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2   4,960,547
8,510 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2   9,696,464
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First
Tier Series 2013A:
2,390 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (5) 2,416,649
480 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (5) 485,798
5,000 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 BBB+   5,187,250
58,540 Total Kentucky 61,035,405
Louisiana - 1.3% (0.8% of Total Investments)
2,525 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   2,535,378
10,845 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   10,462,280
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
5,290 5.750%, 7/01/25, (UB) No Opt. Call A2   5,508,265

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 135 5.750%, 7/01/25, (ETM), (UB) No Opt. Call A2  (5) $ 145,989
11,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 BBB   10,835,880
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
1,065 4.250%, 5/15/40 5/25 at 100.00 A3   1,072,625
5,000 5.000%, 5/15/47 5/25 at 100.00 A3   5,098,450
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (5) 1,023,760
3,275 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   3,564,183
40,135 Total Louisiana 40,246,810
Maine - 1.9% (1.1% of Total Investments)
7,530 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (5) 7,604,999
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center
Obligated Group Issue, Series 2016A:
5,450 4.000%, 7/01/41 7/26 at 100.00 Ba1   5,143,165
10,265 4.000%, 7/01/46 7/26 at 100.00 Ba1   9,362,296
10,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39, (Pre-
refunded 7/01/24) 2022 2022
7/24 at 100.00 A+  (5) 10,349,900
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
2,705 4.000%, 7/01/45 7/30 at 100.00 A+   2,615,843
5,000 4.000%, 7/01/50 7/30 at 100.00 A+   4,776,600
4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 AA+   2,836,890
8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 AA+   6,468,103
7,695 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 AA+   5,907,759
915 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+   632,466
62,945 Total Maine 55,698,021
Maryland - 2.0% (1.2% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,280 5.000%, 9/01/33 9/27 at 100.00 CCC+   1,297,702
3,050 5.000%, 9/01/39 9/27 at 100.00 CCC+   2,934,070
3,025 5.000%, 9/01/46 9/27 at 100.00 CCC+   2,865,189
1,000 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A
2/26 at 100.00 N/R   944,260
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C:
6,600 2.450%, 9/01/41 9/30 at 100.00 Aa1   5,078,766
12,000 2.550%, 9/01/44 9/30 at 100.00 Aa1   9,051,480
7,975 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 Baa3   7,028,527

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3   $ 13,582,232
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 A+   5,111,950
1,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 Baa1  (5) 1,552,485
Prince George's County Revenue Authority, Maryland,
Special Obligation Bonds, Suitland-Naylor Road Project,
Series 2016:
2,000 4.750%, 7/01/36, 144A 1/26 at 100.00 N/R   2,018,320
2,300 5.000%, 7/01/46, 144A 1/26 at 100.00 N/R   2,320,884
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
1,335 4.250%, 11/01/37 11/24 at 103.00 B-   1,132,841
1,250 4.500%, 11/01/43 11/24 at 103.00 B-   1,063,325
2,650 5.000%, 11/01/47 11/24 at 103.00 B-   2,379,435
64,280 Total Maryland 58,361,466
Massachusetts - 3.0% (1.8% of Total Investments)
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
2,245 5.250%, 7/01/34 7/24 at 100.00 B-   2,108,930
6,195 5.500%, 7/01/44 7/24 at 100.00 B-   5,589,439
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
8,200 4.125%, 10/01/42, 144A 2/23 at 105.00 BB+   7,678,808
3,000 5.000%, 10/01/57, 144A 2/23 at 105.00 BB+   2,871,390
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2015:
2,980 4.500%, 1/01/45 1/25 at 100.00 Baa2   2,931,426
2,085 5.000%, 1/01/45 1/25 at 100.00 Baa2   2,105,016
4,035 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 Baa2   3,629,523
16,280 Massachusetts Development Finance Agency, Revenue Bonds,
Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50,
(UB) (6)
No Opt. Call AAA   20,072,914
900 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 B+   875,934
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA-   7,727,880
7,405 Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB) (6)
No Opt. Call AAA   9,543,416
2,800 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
6/24 at 100.00 AA-   2,778,272
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
3,340 2.375%, 12/01/46 6/30 at 100.00 Aa2   2,340,405
3,600 2.450%, 12/01/51 6/30 at 100.00 Aa2   2,413,008
8,310 2.550%, 12/01/56 6/30 at 100.00 Aa2   5,433,743
4,500 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 AA+   3,296,115

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,560 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2  (5) $ 4,593,835
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 AA   2,004,123
425 Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA
Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
3/23 at 100.00 AAA   426,318
90,205 Total Massachusetts 88,420,495
Michigan - 2.0% (1.2% of Total Investments)
5,060 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA   5,654,044
3,665 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA   3,692,927
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2015:
4,495 4.000%, 11/15/35 5/25 at 100.00 A-   4,514,509
2,410 4.000%, 11/15/36 5/25 at 100.00 A-   2,412,241
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
5,470 5.000%, 12/01/45 6/26 at 100.00 AA-   5,630,271
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R  (5) 157,787
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   2,811,361
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+   904,650
Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A:
21,675 2.350%, 12/01/46 12/30 at 100.00 Aa2   15,493,290
8,280 2.500%, 6/01/52 12/30 at 100.00 Aa2   5,732,410
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 Aa2   6,735,400
Wayne County Airport Authority, Michigan, Revenue
Bonds, Detroit Metropolitan Wayne County Airport,
Series 2015D:
3,550 5.000%, 12/01/40 12/25 at 100.00 A   3,705,099
2,730 5.000%, 12/01/45 12/25 at 100.00 A   2,827,461
71,185 Total Michigan 60,271,450
Minnesota - 2.1% (1.3% of Total Investments)
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
155 4.000%, 8/01/36 8/26 at 100.00 BB+   135,219
440 4.000%, 8/01/41 8/26 at 100.00 BB+   366,837
1,875 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 BB-   1,822,106
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+   1,732,246

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
$ 8,520 4.250%, 2/15/43 2/28 at 100.00 A-   $ 8,541,470
26,940 4.250%, 2/15/48 2/28 at 100.00 A-   26,742,530
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Cyber Village Academy Project, Series 2022A:
340 5.250%, 6/01/42 6/32 at 100.00 N/R   335,505
215 5.500%, 6/01/57 6/32 at 100.00 N/R   213,667
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 N/R   1,340,976
2,020 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 4.250%,
1/01/52
1/32 at 100.00 A+   2,034,665
2,225 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 AA+   1,852,513
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I:
2,255 2.150%, 7/01/45 1/30 at 100.00 AA+   1,629,463
3,625 2.200%, 1/01/51 1/30 at 100.00 AA+   2,541,886
5,585 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 AA+   4,660,906
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
405 5.000%, 4/01/36 4/26 at 100.00 N/R   343,464
605 5.000%, 4/01/46 4/26 at 100.00 N/R   461,549
1,340 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A   1,353,413
90 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B, 4.250%, 4/01/25
4/23 at 100.00 N/R   89,610
St. Paul Housing and Redevelopment Authority,
Minnesota, Hospital Revenue Bonds, HealthEast Inc.,
Series 2015A:
2,785 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (5) 2,977,110
3,190 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (5) 3,410,046
65,730 Total Minnesota 62,585,181
Mississippi - 0.2% (0.1% of Total Investments)
3,720 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call A1  (5) 3,815,827
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 Aaa   670,860
4,720 Total Mississippi 4,486,687
Missouri - 2.4% (1.5% of Total Investments)
2,500 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%,
5/15/31
5/23 at 100.00 A-   2,503,075

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
$ 400 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R   $ 377,468
1,520 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R   1,355,308
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 -
AMBAC Insured
No Opt. Call A2   13,131,150
4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/50
5/27 at 100.00 BB-   3,738,568
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,575 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   1,476,956
1,055 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   984,800
2,460 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.500%, 5/01/43
5/23 at 100.00 BBB-   2,477,835
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Saint Louis College
of Pharmacy, Series 2015B:
1,410 5.000%, 5/01/40 11/23 at 100.00 BBB-   1,435,888
2,000 5.000%, 5/01/45 11/23 at 100.00 BBB-   2,036,720
7,040 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   7,073,581
2,250 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Heartland Regional Medical Center, Series 2012,
5.000%, 2/15/43
3/23 at 100.00 A1   2,252,295
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mosaic Health System,
Series 2019A:
5,055 4.000%, 2/15/44 2/29 at 100.00 A1   5,040,492
10,095 4.000%, 2/15/49 2/29 at 100.00 A1   9,992,839
405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   406,592
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Saint Andrew's Resources for
Seniors, Series 2015A:
1,650 5.000%, 12/01/35 12/25 at 100.00 N/R   1,628,369
455 5.125%, 12/01/45 12/25 at 100.00 N/R   436,354
4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A-   4,881,442
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue
Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 -
AMBAC Insured
No Opt. Call N/R   11,288,083
78,690 Total Missouri 72,517,815
Montana - 0.0% (0.0% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
1,175 5.250%, 5/15/37 5/25 at 102.00 N/R   1,084,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana (continued)
$ 375 5.250%, 5/15/47 5/25 at 102.00 N/R   $ 318,904
1,550 Total Montana 1,403,664
Nebraska - 0.9% (0.6% of Total Investments)
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
2,090 4.125%, 11/01/36 11/25 at 100.00 A   2,113,951
1,865 5.000%, 11/01/48 11/25 at 100.00 A   1,895,064
7,825 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 AA+   6,160,701
5,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023, 4.600%, 9/01/53, (UB) (WI/DD, Settling 2/22/23)
No Opt. Call 0   5,022,200
5,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.550%, 9/01/48, (UB) (WI/DD, Settling 2/22/23)
3/32 at 100.00 AA+   5,056,050
6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+   7,011,480
28,580 Total Nebraska 27,259,446
Nevada - 1.2% (0.7% of Total Investments)
410 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   412,038
Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series
2022:
750 3.500%, 9/01/45 9/31 at 100.00 N/R   551,663
500 4.000%, 9/01/51 9/31 at 100.00 N/R   403,075
23,505 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 A   22,395,564
2,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 A   2,169,716
1,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
2/23 at 100.00 N/R   916,160
500 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/37, 144A
7/25 at 100.00 BB+   502,045
3,950 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
4.000%, 6/01/43
12/28 at 100.00 A3   3,908,406
3,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   446,985
3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 N/R   3,242,870
39,475 Total Nevada 34,948,522
New Hampshire - 1.1% (0.7% of Total Investments)
15,385 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 AA   15,272,536
12,008 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-1 Class A, 4.375%, 9/20/36 2022 1
No Opt. Call BBB   12,046,819

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 5,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%,
11/01/42, 144A
7/23 at 100.00 B   $ 4,493,300
1,185 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   941,411
500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 BBB+   505,130
34,078 Total New Hampshire 33,259,196
New Jersey - 6.0% (3.7% of Total Investments)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Refunding Series 2016BBB:
34,310 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 BBB+  (5) 38,557,921
2,110 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 BBB+  (5) 2,371,239
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2005N-1:
6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call BBB+   7,133,211
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call BBB+   5,787,120
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
11,335 5.250%, 6/15/40 6/25 at 100.00 BBB+   11,608,627
655 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R  (5) 701,092
3,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   3,363,126
2,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call BBB+   1,810,987
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call A-   13,618,400
18,025 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
6/24 at 100.00 BBB+   18,185,242
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
13,690 4.750%, 6/15/38 6/25 at 100.00 BBB+   13,951,342
7,935 5.000%, 6/15/45 6/25 at 100.00 BBB+   8,081,956
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 BBB+   5,301,400
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A1   35,828,444
1,150 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 A+  (5) 1,157,659
5,000 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 Baa2   4,599,700
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
1,420 5.000%, 6/01/46 6/28 at 100.00 BBB+   1,466,122
1,580 5.250%, 6/01/46 6/28 at 100.00 BBB+   1,651,495
3,410 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   3,444,646
1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM
Insured
No Opt. Call A1   1,429,324
177,375 Total New Jersey 180,049,053

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 0.2% (0.1% of Total Investments)
$ 3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa   $ 2,452,821
Santa Fe, New Mexico, Retirement Facilities Revenue
Bonds, EL Castillo Retirement Residences Project, Series
2019A:
670 5.000%, 5/15/44 5/26 at 103.00 BB+   585,627
1,200 5.000%, 5/15/49 5/26 at 103.00 BB+   1,019,772
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   853,230
6,215 Total New Mexico 4,911,450
New York - 7.8% (4.8% of Total Investments)
14,650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   14,831,660
9,320 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   7,351,523
7,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R   5,949,763
14,215 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52,
(UB) (6)
5/32 at 100.00 A-   13,794,236
1,535 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 -
NPFG Insured
No Opt. Call Baa2   1,572,822
9,700 Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2017A, 5.000%, 10/01/47, (UB) (6)
No Opt. Call AAA   11,559,199
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   4,149,569
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
2,700 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB-   2,663,199
5,600 5.000%, 12/01/45, 144A 6/25 at 100.00 BBB-   5,466,440
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   2,184,540
2,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 5.570%, 2/01/41
2/30 at 100.00 N/R   2,129,731
2,695 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R   2,792,020
2,965 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R   3,163,566
1,270 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 N/R   1,276,528
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
1,210 4.450%, 2/01/41 2/30 at 100.00 A2   995,988
2,130 4.600%, 2/01/51 2/30 at 100.00 A2   1,663,402

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
$ 2,790 5.000%, 11/15/50 5/30 at 100.00 BBB+   $ 2,861,703
3,155 5.250%, 11/15/55 5/30 at 100.00 BBB+   3,279,907
7,495 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
4.000%, 11/15/47
11/30 at 100.00 BBB+   6,761,389
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49
11/30 at 100.00 BBB+   4,476,850
2,210 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call BBB+   2,284,786
7,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45
11/30 at 100.00 BBB+   6,856,725
3,585 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   2,964,329
1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014, 5.000%, 7/01/31
7/24 at 100.00 A-   1,028,110
6,735 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.000%, 4/01/41
4/32 at 100.00 A   6,696,745
15,000 New York City Housing Development Corporation, New
York,  Sustainable Impact Revenue Bonds, Williamsburg Housing
Preservation LP, Series 2020A, 2.800%, 2/01/50
2/28 at 100.00 Aa2   10,984,350
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB) (6)
6/25 at 100.00 AA+   12,046,568
5 New York City, New York, General Obligation Bonds, Fiscal Series
2005M, 5.000%, 4/01/26 - FGIC Insured
3/23 at 100.00 AA-   5,012
28,615 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   28,574,939
16,115 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.125%, 9/15/50
3/30 at 100.00 Aaa   13,358,368
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa1   2,349,184
3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 Aa2   2,690,905
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 Aa1   6,078,215
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 AA+   983,980
15,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/49
9/30 at 100.00 Aa1   14,635,050
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 AA-   4,904,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 AA+   $ 10,060,000
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   6,691,292
245,170 Total New York 232,117,343
North Carolina - 0.1% (0.0% of Total Investments)
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community
Inc., Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 N/R   1,919,047
2,150 Total North Carolina 1,919,047
North Dakota - 1.9% (1.2% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 A-   9,877,066
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 BBB-   4,634,957
1,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/46 -
AGM Insured
12/31 at 100.00 BBB-   779,530
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R   931,740
3,820 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 Aa1   2,994,116
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2022F, 4.250%, 1/01/47
1/32 at 100.00 Aa1   997,590
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023A, 4.700%, 7/01/47 (WI/DD,
Settling 2/16/23)
7/32 at 100.00 Aa1   1,032,420
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
10,000 5.000%, 6/01/38 6/28 at 100.00 BB+   9,866,200
28,050 5.000%, 6/01/53 6/28 at 100.00 BB+   25,914,554
2,535 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R   1,140,750
62,880 Total North Dakota 58,168,923
Ohio - 9.1% (5.5% of Total Investments)
9,495 $280,000,000, Count of Washington, Ohio, Hospital Facilities Revenue
Bonds, Series 2022, (Memorial Health System Obligated Group),
6.750%, 12/01/52
12/32 at 100.00 N/R   9,649,674
2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 BBB+   1,589,120
70,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   9,380,690
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
48,715 3.000%, 6/01/48 6/30 at 100.00 BBB+   37,122,779
8,255 4.000%, 6/01/48 6/30 at 100.00 BBB+   7,599,305

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 48,810 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   $ 46,613,550
Centerville, Ohio Health Care Improvement Revenue
Bonds, Graceworks Lutheran Services, Refunding &
Improvement Series 2017:
2,750 5.250%, 11/01/37 11/27 at 100.00 N/R   2,659,332
3,200 5.250%, 11/01/47 11/27 at 100.00 N/R   2,942,432
3,345 Cleveland Heights-University Heights City School District, Ohio,
General Obligation Bonds, School Improvement Series 2014, 5.000%,
12/01/51, (Pre-refunded 6/01/23)
6/23 at 100.00 A1  (5) 3,373,767
5,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 BB   4,490,950
37,150 Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB) (6)
6/24 at 100.00 A1   37,314,946
Darke County, Ohio, Hospital Facilities Revenue Bonds,
Wayne Healthcare Project, Series 2019A:
1,165 4.000%, 9/01/40 9/29 at 100.00 BB+   1,052,962
1,750 4.000%, 9/01/45 9/29 at 100.00 BB+   1,532,160
2,000 5.000%, 9/01/49 9/29 at 100.00 BB+   1,903,060
6,840 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   6,672,899
3,985 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017A, 3.250%, 12/01/42
12/27 at 100.00 AA-   3,544,578
Middletown City School District, Butler County, Ohio,
General Obligation Bonds, Refunding Series 2007:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call A1   4,930,128
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call A1   7,140,840
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
3/23 at 100.00 Ba2   10,979,400
8,500 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   10,625
1,050 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   1,312
2,020 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R   2,525
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R   1,250
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   24,798,475
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   495,723
1,240 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/36 (8)
2/31 at 100.00 A+   1,480,052

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   $ 2,012
1,130 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   1,412
20,505 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   19,648,096
20,480 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   19,624,141
3,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   2,405,820
1,330 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   1,337,129
365,295 Total Ohio 270,301,144
Oklahoma - 1.0% (0.6% of Total Investments)
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
1,000 5.500%, 8/15/52 8/28 at 100.00 BB-   970,000
23,475 5.500%, 8/15/57 8/28 at 100.00 BB-   22,532,009
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Taxable
Series 2022:
1,150 5.500%, 8/15/41 8/32 at 100.00 N/R   1,142,376
1,390 5.500%, 8/15/44 8/32 at 100.00 N/R   1,370,943
2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   2,352,566
29,355 Total Oklahoma 28,367,894
Oregon - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
500 5.125%, 11/15/40 11/25 at 102.00 N/R   480,495
220 5.250%, 11/15/50 11/25 at 102.00 N/R   204,233
315 5.375%, 11/15/55 11/25 at 102.00 N/R   293,252
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,000 5.400%, 10/01/44 10/24 at 100.00 N/R   998,650
800 5.500%, 10/01/49 10/24 at 100.00 N/R   800,184
2,835 Total Oregon 2,776,814
Pennsylvania - 5.2% (3.1% of Total Investments)
14,805 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A   14,270,391

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,540 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   $ 2,398,776
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
13,235 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   13,236,588
3,145 3.500%, 4/01/41 (4) No Opt. Call N/R   3,931
1,245 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   1,556
1,240 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   1,550
9,365 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   7,184,360
20,970 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 BB-   14,322,929
Bucks County Industrial Development Authority,
Pennsylvania, Revenue Bonds, School Lane Charter
School Project, Series 2016:
2,410 5.125%, 3/15/36 3/27 at 100.00 BBB-   2,517,076
6,420 5.125%, 3/15/46 3/27 at 100.00 BBB-   6,600,980
10,850 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured, (UB) (6)
6/28 at 100.00 A1   10,970,001
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
170 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (5) 178,303
435 5.000%, 1/01/29 1/25 at 100.00 BBB+   442,521
395 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (5) 414,292
2,500 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A-   2,588,775
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series
2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB-   1,199,500
820 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47, (Pre-
refunded 12/01/23)
12/23 at 100.00 N/R  (5) 838,606
1,750 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 N/R   1,774,850
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
11,030 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (5) 11,610,178
1,200 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (5) 1,263,120
10,765 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   5,382,500
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 AA+   2,902,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 AA+   $ 2,392,003
13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 Aa3   14,700,666
3,705 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   3,812,334
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   12,420,650
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3   15,523,200
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3   4,759,850
171,710 Total Pennsylvania 153,712,386
Puerto Rico - 6.7% (4.1% of Total Investments)
4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R   1,361,028
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   2,040,229
10,280 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   10,472,750
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
2,000 5.000%, 7/01/30, 144A No Opt. Call N/R   2,066,180
2,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   2,038,440
19,925 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   19,729,934
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
5,000 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   5,140,800
7,510 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   6,730,086
8,070 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R   6,868,135
425 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+   431,970
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,014 0.000%, 7/01/31 7/28 at 91.88 N/R   2,033,757
9,834 0.000%, 7/01/33 7/28 at 86.06 N/R   5,965,206
260 4.500%, 7/01/34 7/25 at 100.00 N/R   261,248
13,694 0.000%, 7/01/46 7/28 at 41.38 N/R   3,777,490
23,157 0.000%, 7/01/51 7/28 at 30.01 N/R   4,840,045
15,863 4.750%, 7/01/53 7/28 at 100.00 N/R   15,126,639
15,727 5.000%, 7/01/58 7/28 at 100.00 N/R   15,534,187
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 N/R   665,522
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
8,040 4.329%, 7/01/40 7/28 at 100.00 N/R   7,716,953
27,158 4.329%, 7/01/40 7/28 at 100.00 N/R   26,066,791
14,536 4.784%, 7/01/58 7/28 at 100.00 N/R   13,900,632
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
4,762 5.625%, 7/01/29 No Opt. Call N/R   5,071,006

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 3,032 5.750%, 7/01/31 No Opt. Call N/R   $ 3,294,874
20,313 0.000%, 7/01/33 7/31 at 89.94 N/R   11,792,915
9,740 4.000%, 7/01/33 7/31 at 103.00 N/R   9,130,007
7,639 4.000%, 7/01/35 7/31 at 103.00 N/R   6,958,365
10,351 4.000%, 7/01/37 7/31 at 103.00 N/R   9,188,583
2,154 4.000%, 7/01/41 7/31 at 103.00 N/R   1,859,182
312 4.000%, 7/01/46 7/31 at 103.00 N/R   261,260
260,214 Total Puerto Rico 200,324,214
Rhode Island - 2.1% (1.3% of Total Investments)
1,000 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 6.000%,
9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (5) 1,020,530
3,425 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.100%,
10/01/44
4/29 at 100.00 AA+   3,082,363
10,445 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.550%, 10/01/42
4/31 at 100.00 AA+   8,232,331
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/23 at 17.70 CCC-   49,228,518
310,005 Total Rhode Island 61,563,742
South Carolina - 2.6% (1.6% of Total Investments)
7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call A-   5,956,196
2,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022B, 4.350%, 7/01/47
7/31 at 100.00 Aaa   2,008,900
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop
Gadsden Episcopal Retirement Community, Series
2019A:
890 5.000%, 4/01/49 4/26 at 103.00 BBB-   819,334
1,165 4.000%, 4/01/54 4/26 at 103.00 BBB-   847,118
1,630 5.000%, 4/01/54 4/26 at 103.00 BBB-   1,479,796
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
405 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R   384,147
1,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R   881,630
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of
South Carolina Inc., Refunding Series 2017B:
1,000 5.000%, 5/01/37 5/23 at 104.00 N/R   906,810
750 5.000%, 5/01/42 5/23 at 104.00 N/R   645,052
3,750 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Tender Option Bond Trust 2017-XG0149, 12.878%,
12/01/50, 144A (6)
6/25 at 100.00 AA   3,884,363
44,325 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   44,721,265
7,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 3.000%,
12/01/41 - BAM Insured
12/30 at 100.00 A3   6,470,798
5,085 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   5,129,901

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/55
6/32 at 100.00 A-   $ 4,654,650
82,165 Total South Carolina 78,789,960
South Dakota - 1.4% (0.9% of Total Investments)
12,435 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1   12,691,658
10,980 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1   10,802,563
3,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 A1   3,862,852
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 AAA   4,883,640
South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A:
6,250 4.350%, 11/01/43, (UB) (WI/DD, Settling 2/15/23) 11/31 at 100.00 AAA   6,252,563
4,000 4.550%, 5/01/48, (UB) (WI/DD, Settling 2/15/23) 11/31 at 100.00 AAA   4,020,320
43,430 Total South Dakota 42,513,596
Tennessee - 0.6% (0.4% of Total Investments)
1,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 Baa2   1,366,916
1,490 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 4.000%, 11/15/48
2/29 at 100.00 A   1,416,662
2,645 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37 (4)
7/27 at 100.00 N/R   1,976,476
5,000 Shelby County, Tennessee, General Obligation Bonds, Refunding Series
2012A, 5.000%, 3/01/23
No Opt. Call AA+   5,010,500
4,100 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   4,445,958
855 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 AA+   665,746
10,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R   2,700,000
25,440 Total Tennessee 17,582,258
Texas - 11.6% (7.1% of Total Investments)
3,465 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   3,597,017
2,910 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   3,019,009
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (6)
11/25 at 100.00 AA-   5,687,418
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital,
Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement
Series 2015, 5.000%, 12/01/45
12/25 at 100.00 BB   2,369,875

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,225 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   $ 2,306,079
3,960 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   4,108,579
360 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R   366,170
3,940 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/49
1/30 at 100.00 A-   4,226,635
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 A-   3,597,498
13,685 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (5) 14,575,894
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 A-   5,749,039
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter
School, Series 2013A:
765 4.350%, 12/01/42 3/23 at 100.00 BBB-   750,580
685 4.400%, 12/01/47 3/23 at 100.00 BBB-   660,292
4,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   4,043,640
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1
Project, Series 2016:
455 5.750%, 9/01/28 9/23 at 103.00 N/R   471,567
725 6.500%, 9/01/46 9/23 at 103.00 N/R   751,346
2,520 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.375%, 9/01/42, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (5) 2,575,541
400 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   403,052
1,255 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
3/23 at 100.00 Baa2   1,254,975
9,930 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
3/23 at 100.00 Baa2   9,929,702
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2013B:
20,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (5) 20,365,600
10,000 5.000%, 4/01/53, (Pre-refunded 10/01/23), (UB) (6) 10/23 at 100.00 N/R  (5) 10,166,400
Grand Parkway Transportation Corporation, Texas,
System Toll Revenue Bonds, Tender Option Bond Trust
2015-XF0228:
5,470 13.281%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (6) 10/23 at 100.00 N/R  (5) 5,834,302
4,255 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   4,342,951
4,080 Harris County, Texas, General Obligtion Toll Road Revenue Bonds,
Tender Option Bond Trust 2015-XF0074, 10.946%, 8/15/32 - AGM
Insured, 144A, (IF)
No Opt. Call AAA   7,099,649

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 A1   $ 1,718,520
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 BBB   6,069,060
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB   7,222,443
1,940 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2  (5) 1,031,362
Hidalgo County Regional Mobility Authority, Texas, Toll
and Vehicle Registration Fee Revenue Bonds, Senior Lien
Series 2022A:
2,295 0.000%, 12/01/42 12/31 at 68.27 BBB-   849,770
3,000 0.000%, 12/01/43 12/31 at 65.48 BBB-   1,050,810
3,000 0.000%, 12/01/44 12/31 at 62.57 BBB-   997,080
4,000 0.000%, 12/01/45 12/31 at 59.85 BBB-   1,261,200
7,165 0.000%, 12/01/46 12/31 at 57.36 BBB-   2,142,765
7,580 0.000%, 12/01/47 12/31 at 55.10 BBB-   2,149,688
7,095 0.000%, 12/01/48 12/31 at 52.91 BBB-   1,907,774
7,550 0.000%, 12/01/49 12/31 at 50.78 BBB-   1,924,419
5,140 0.000%, 12/01/50 12/31 at 48.73 BBB-   1,241,670
4,000 0.000%, 12/01/51 12/31 at 46.73 BBB-   915,640
5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 AAA   5,019,000
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A1   3,690,407
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call A1   4,262,421
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 A   4,791,336
17,000 Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call A1  (5) 22,292,100
940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 A-   980,147
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A   1,022,480
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
3,095 5.750%, 12/01/33 12/25 at 100.00 B1   3,191,967
3,125 6.125%, 12/01/38 12/25 at 100.00 B1   3,205,156
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,900 5.000%, 9/15/43 9/25 at 100.00 BBB-   1,916,416
1,785 5.000%, 9/15/48 9/25 at 100.00 BBB-   1,793,247
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
2,335 5.000%, 11/01/46 11/23 at 103.00 BB   1,930,998
6,015 5.000%, 11/01/51 11/23 at 103.00 BB   4,853,624
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   657,626

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 210 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (5) $ 226,936
4,530 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 A1   4,573,579
820 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (5) 884,837
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - Stephenville II,
L.L.C. - Tarleton State University Project, Series 2014A:
1,000 5.000%, 4/01/34, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 1,028,050
2,200 5.000%, 4/01/39, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 2,261,710
1,600 5.000%, 4/01/46, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 1,644,880
5,540 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/39, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (5) 5,682,544
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
2,590 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (5) 3,351,356
3,910 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (5) 5,266,262
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A2   2,066,020
610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   619,339
1,080 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward?s University Project, Series 2016,
4.000%, 6/01/41
6/26 at 100.00 BBB   1,012,057
1,870 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (5) 1,903,697
19,955 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   19,408,433
3,955 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate
Series 2012, 4.125%, 12/01/45
2/25 at 100.00 Baa2   3,592,643
2,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 AA+   2,545,583
Texas Department of Housing and Community Affairs,
Single Family Mortgage Revenue Bonds, Series 2021A:
7,155 2.250%, 9/01/46 3/30 at 100.00 AA+   5,063,808
6,905 2.350%, 9/01/51 3/30 at 100.00 AA+   4,698,853
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
5,810 4.000%, 12/31/36 12/30 at 100.00 Baa2   5,769,562
2,735 4.000%, 6/30/37 12/30 at 100.00 Baa2   2,696,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding First Tier Series
2015B:
$ 11,280 0.000%, 8/15/36 8/24 at 59.60 A3   $ 6,310,934
10,000 0.000%, 8/15/37 8/24 at 56.94 A3   5,336,100
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
5,230 5.000%, 8/15/37 8/24 at 100.00 Baa1   5,340,928
31,775 5.000%, 8/15/42 8/24 at 100.00 Baa1   32,288,484
7,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa3   7,624,425
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   4,106,652
970 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
5/23 at 100.00 N/R   976,897
396,400 Total Texas 344,623,215
Utah - 0.3% (0.2% of Total Investments)
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
510 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R   415,869
1,095 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R   848,439
5,085 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 6.000%, 3/01/53, 144A
9/27 at 103.00 N/R   5,165,648
3,360 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.625%, 6/01/57, 144A
12/26 at 103.00 N/R   2,599,464
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   384,345
10,550 Total Utah 9,413,765
Vermont - 0.0% (0.0% of Total Investments)
1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 N/R   1,383,682
1,835 Total Vermont 1,383,682
Virgin Islands - 0.2% (0.1% of Total Investments)
1,790 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/23 at 100.00 A1   1,791,897
4,715 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   4,544,930
6,505 Total Virgin Islands 6,336,827
Virginia - 0.5% (0.3% of Total Investments)
Embrey Mill Community Development Authority, Virginia,
Special Assessment Revenue Bonds, Series 2015:
1,180 5.300%, 3/01/35, (Pre-refunded 3/01/25) 3/25 at 100.00 N/R  (5) 1,246,316
1,085 5.600%, 3/01/45, (Pre-refunded 3/01/25) 3/25 at 100.00 N/R  (5) 1,150,339
5,500 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.000%, 7/01/60
7/30 at 100.00 AA   6,042,245

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
James City County Economic Development Authority,
Virginia, Residential Care Facility Revenue Bonds,
Williamsburg Landing Inc., Refunding Series 2021A:
$ 1,115 4.000%, 12/01/40 12/27 at 103.00 N/R   $ 925,294
2,690 4.000%, 12/01/50 12/27 at 103.00 N/R   2,016,020
2,000 Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45,
144A
9/27 at 100.00 N/R   1,765,540
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.250%,
7/01/35, 144A
7/25 at 100.00 Ba3   1,014,870
2,005 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   2,094,182
16,575 Total Virginia 16,254,806
Washington - 1.5% (0.9% of Total Investments)
5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 AA-   5,236,450
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0148:
1,030 17.922%, 10/01/44, 144A, (IF) (6) 10/24 at 100.00 N/R   1,089,822
220 17.922%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (6) 10/24 at 100.00 N/R  (5) 232,778
11,005 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 5.000%, 9/01/55
9/30 at 100.00 A2   11,527,957
Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series
2016A:
5,450 5.000%, 1/01/46, 144A 1/25 at 102.00 BB   4,488,021
3,650 5.000%, 1/01/51, 144A 1/25 at 102.00 BB   2,928,942
21,510 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB) (6)
No Opt. Call AA+   18,708,538
47,865 Total Washington 44,212,508
West Virginia - 1.5% (0.9% of Total Investments)
1,900 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R   1,942,370
465 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   429,060
40,950 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (5) 41,348,444
43,315 Total West Virginia 43,719,874
Wisconsin - 3.8% (2.3% of Total Investments)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Cornerstone Charter Academy, North
Carolina, Series 2016A:
1,750 5.000%, 2/01/36, 144A 2/26 at 100.00 N/R   1,713,985

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 305 5.125%, 2/01/46, 144A 2/26 at 100.00 N/R   $ 292,092
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   1,554,270
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47, 144A
6/24 at 100.00 N/R   471,125
1,480 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R   1,392,295
6,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.625%, 6/15/37, 144A
6/24 at 100.00 N/R   5,652,660
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
1,000 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R   1,013,860
1,790 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R   1,801,205
15,205 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52, (UB) (6)
10/32 at 100.00 AA-   14,225,190
35,100 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   30,819,555
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   1,357,773
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
1,055 5.000%, 12/01/27 No Opt. Call BBB   1,096,166
1,815 5.200%, 12/01/37 12/27 at 100.00 BBB   1,875,385
Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020:
1,300 5.000%, 4/01/40, 144A 4/30 at 100.00 BB   1,288,079
4,765 5.000%, 4/01/50, 144A 4/30 at 100.00 BB   4,501,734
Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A:
4,050 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB-   4,099,005
1,575 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB-   1,580,812
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 BBB-   2,407,925
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Mercy Alliance, Inc., Series 2012:
11,000 5.000%, 6/01/32 3/23 at 100.00 A3   11,009,570
1,000 5.000%, 6/01/39 3/23 at 100.00 A3   1,000,480
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
2,405 4.000%, 10/01/51 10/28 at 102.00 N/R   1,828,016
3,845 4.000%, 10/01/61 10/28 at 102.00 N/R   2,755,135
1,450 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R   1,417,622
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest Obligated
Group, Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 N/R   865,600

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,505 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%,
4/15/31, (Pre-refunded 4/15/23)
4/23 at 100.00 Aa3  (5) $ 2,518,527
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project.
Series 2014:
1,000 5.375%, 10/01/44 3/23 at 102.00 N/R   916,760
1,500 5.500%, 10/01/49 3/23 at 102.00 N/R   1,382,040
2,275 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   1,641,663
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/34
7/24 at 100.00 A   1,022,140
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/54
11/26 at 103.00 N/R   1,506,270
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Refunding
Series 2013, 5.000%, 8/15/33, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R  (5) 1,013,740
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior
Housing Project, Series 2014:
2,565 5.000%, 12/01/44 3/23 at 102.00 N/R   2,224,035
1,775 5.250%, 12/01/49 3/23 at 102.00 N/R   1,559,905
Wisconsin Housing and Economic Development
Authority, Housing Revenue Bonds, Series 2019A:
2,800 3.150%, 11/01/44 11/28 at 100.00 Aa3   2,358,384
3,000 3.200%, 11/01/49 11/28 at 100.00 Aa3   2,415,510
125,575 Total Wisconsin 114,578,513
Wyoming - 0.1% (0.1% of Total Investments)
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.400%, 12/01/43 (WI/DD, Settling 2/09/23)
6/32 at 100.00 AA+   2,529,700
2,500 Total Wyoming 2,529,700
$ 5,756,616 Total Municipal Bonds (cost $4,841,148,737) 4,770,242,185
Shares Description (1) Value
X 51,737,562 COMMON STOCKS - 1.7% (1.1% of Total Investments)
X 51,737,562
Independent Power And Renewable Electricity Producers - 1.7% (1.1% of Total Investments)
676,308 Energy Harbor Corp (9),(10) $ 51,737,562
Total Independent Power And Renewable Electricity Producers 51,737,562
Total Common Stocks (cost $15,015,822) 51,737,562

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 4,403,778 CORPORATE BONDS - 0.2% (0.1% of Total Investments)
X 4,403,778
Independent Power And Renewable Electricity Producers - 0.2% (0.1% of Total Investments)
$ 15,589 Talen Energy Corp 0.000% 8/31/23 N/R $ 4,403,778
15,589 Total Independent Power And Renewable Electricity Producers 4,403,778
$ 15,589 Total Corporate Bonds (cost $–) 4,403,778
Total Long-Term Investments (cost $4,856,164,559) 4,826,383,525
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.0% (1.2% of Total Investments)
X 58,695,000 MUNICIPAL BONDS - 2.0% (1.2% of Total Investments)
X 58,695,000
Florida - 0.7%
$ 7,705 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Tender Option Bond Trust 2020-XM0885, 1.810%, 1/01/28,
(Mandatory Put 2/7/2023), 144A (11)
No Opt. Call A2 $ 7,705,000
13,740 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Tender Option Bond Trust 2020-XM0886, 1.810%, 1/01/28,
(Mandatory Put 2/7/2023), 144A (11)
No Opt. Call A2 13,740,000
21,445 Total Florida 21,445,000
South Carolina - 0.7%
20,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Tender Option Bond Trust 2016-XM0384, 1.820%,
6/01/37, (Mandatory Put 2/7/2023), 144A (11)
12/23 at 100.00 A- 20,000,000
20,000 Total South Carolina 20,000,000
Virginia - 0.4%
11,250 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Tender Option
Bond Trust Series 2018-XM0593, 1.690%, 1/01/26, (Mandatory Put
2/7/2023), 144A (11)
No Opt. Call N/R 11,250,000
11,250 Total Virginia 11,250,000
Washington - 0.2%
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Tender Option Bond Trust Series 2020-
XM0883, 1.810%, 3/01/28, (Mandatory Put 2/7/2023), 144A (11)
No Opt. Call A+ 6,000,000
6,000 Total Washington 6,000,000
Total Short-Term Investments (cost $58,695,000) 58,695,000
Total Investments (cost $ 4,914,859,559 ) - 163 .8% 4,885,078,525
Floating Rate Obligations - (7.0)% (207,750,000)
MuniFund Preferred Shares, net of deferred offering costs - (17.3)%(12) (515,723,095)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (41.4)%(13) (1,233,804,117)
Other Assets & Liabilities, Net -  1.9% 55,241,757
Net Assets Applicable to Common Shares - 100% $ 2,983,043,070

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NVG
for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,770,144,431 $ 97,754 $ 4,770,242,185
Common Stocks – 51,737,562 – 51,737,562
Corporate Bonds – 4,403,778 – 4,403,778
Short-Term Investments:
Municipal Bonds – 58,695,000 – 58,695,000
Total
$ – $ 4,884,980,771 $ 97,754 $ 4,885,078,525
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear
Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.6%.
(13) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 25.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.